Noncontrolling Interest In Subsidiary	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest in Subsidiary (Abstract)
Noncontrolling Interest in Subsidiary

12.Noncontrolling Interest in Subsidiary

In August 2006, the Company signed an agreement with Polaris Oil Shipping Inc. (Polaris), an affiliate of one of our major charterers, Flota Petrolera Ecuatoriana (Flopec), following which Polaris acquired 49% of Mare Success S.A., a previously wholly-owned subsidiary of the Holding Company. Mare Success S.A. is the holding-company of two Panamanian registered companies which own respectively the vessels Maya and Inca. The agreement became effective on November 30, 2006. Mare Success S.A. is fully consolidated in the accompanying financial statements. Polaris is deemed to have a significant influence on Mare Success S.A. and as such, is a related party of the Company. There have been no transactions between Polaris and the Company since the incorporation of Mare Success S.A., whereas approximately 9.5% of our 2012 revenue was generated by Flopec.